Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

Note 9: Debt

Credit Facilities

Lenders of committed credit facilities have the obligation to make advances up to the facility amount. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH Industrial. At December 31, 2014, available committed lines of credit expiring after twelve months amounted to $2.7 billion. The Company has credit facilities available in varying currencies that have various maturity dates up to 2019.

In 2014, the Company signed a new five-year committed revolving credit facility for €1.75 billion, replacing an existing three-year €2 billion committed revolving credit facility which was scheduled to mature in February 2016.

Debt

A summary of debt as of December 31, 2014 and 2013, including drawings under credit lines, is as follows:

	2014			2013
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Bonds (*):
Payable in 2015, interest rate of 5.250%	$1,214	$—	$1,214	$1,379	$—	$1,379
Payable in 2018, interest rate of 6.250%	1,457	—	1,457	1,655	—	1,655
Payable in 2019, interest rate of 2.750%	1,214	—	1,214	—	—	—
Payable in 2021, interest rate of 2.875%	850	—	850	—	—	—
Payable in 2016, interest rate of 7.250%	253	—	253	258	—	258
Payable in 2017, interest rate of 7.875%	1,535	—	1,535	1,541	—	1,541
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Payable in 2015, interest rate of 3.875%	—	750	750	—	750	750
Payable in 2018, interest rate of 3.625%	—	598	598	—	599	599
Payable in 2017, interest rate of 3.250%	—	500	500	—	500	500
Payable in 2019, interest rate of 3.375%	—	500	500	—	—	—
Other Debt:
Asset-backed debt	26	13,561	13,587	15	14,697	14,712
Other debt	3,630	3,006	6,636	5,290	2,682	7,972
Intersegment debt	1,341	4,671	—	1,810	5,680	—
Total debt	$11,520	$24,086	$29,594	$11,948	$25,408	$29,866

(*)	Includes unamortized discounts/premiums and fair value hedge adjustments.

The weighted-average interest rate on consolidated debt at December 31, 2014, and 2013 was  3.7%.

In March 2011, CNH Industrial Finance Europe S.A. issued €1.0 billion of notes, due 2015 and bearing fixed interest at a rate of 5.250% (the “5.250% CIFE Notes”). The 5.250% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In March 2011, CNH Industrial Finance Europe S.A. issued €1.2 billion of notes, due 2018 and bearing fixed interest at a rate of 6.250% (the “6.250% CIFE Notes”). The 6.250% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In March 2014, CNH Industrial Finance Europe S.A. issued €1 billion of notes, due 2019 and bearing fixed interest at a rate of 2.750% (the “2.750% CIFE Notes”).  The 2.750% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In September 2014, CNH Industrial Finance Europe S.A. issued €700 million of notes, due 2021 and bearing fixed interest at a rate of 2.875% (the “2.875% CIFE Notes”).  The 2.875% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In January 1996, CNH Industrial America LLC issued $254 million 7.25% Senior Notes (the “7.250% Senior Notes”), due 2016. The 7.250% Senior Notes are redeemable in whole or in part at any time at the option of CNH Industrial America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points. Since 1999, the 7.250% Senior Notes have been fully guaranteed by CNH Industrial.

In June 2010, Case New Holland Industrial Inc. issued $1.5 billion of debt securities at an annual fixed rate of 7.875% (the “7.875% Senior Notes”) due 2017. The 7.875% Senior Notes are fully and unconditionally guaranteed by CNH Industrial N.V. (as successor to CNH Global N.V.) and certain of its direct and indirect subsidiaries. The 7.875% Senior Notes contain certain covenants that limit the ability of CNH Industrial N.V. and its restricted subsidiaries to, among other things, incur secured funded debt or enter into certain leaseback transactions; the ability of CNH Industrial non-guarantor restricted subsidiaries other than Case New Holland Industrial Inc. or any credit subsidiaries to incur additional funded debt and the ability of CNH Industrial, Case New Holland Industrial Inc. and CNH Industrial guarantor subsidiaries to consolidate, merge, convey, transfer or lease out properties and assets. The 7.875% Senior Notes are redeemable at Case New Holland Industrial Inc.’s option at any time at a price equal to 100% of the principal amount of the notes plus a make-whole premium defined in the respective indentures.

In November 2011, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 6.250% (the “6.250% Notes”) due 2016. The 6.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In October 2012, CNH Industrial Capital LLC issued $750 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes”) due 2015. The 3.875% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In April 2013, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed rate of 3.625% (the “3.625% Notes”) due 2018. The 3.625% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In October 2013, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 3.250% (the “3.250% Notes”) due 2017. The 3.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In June 2014, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 3.375% (the “3.375% Notes) due 2019.  The 3.375% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

A summary of the minimum annual repayments of debt as of December 31, 2014, for 2015 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2015	$2,833	$8,205	$11,038
2016	861	3,915	$4,776
2017	1,964	3,671	$5,635
2018	1,719	2,316	$4,035
2019	1,841	1,110	$2,951
2020 and thereafter	961	198	$1,159
Intersegment	1,341	4,671	—
Total	$11,520	$24,086	$29,594

The table above includes unamortized debt discounts/premiums and fair value hedge adjustments which are considered insignificant compared to the total balance of outstanding debt.

Please refer to Note 14—Financial Instruments for fair value information on debt.